Joint Arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of interests in other entities [Abstract]
Disclosure of interests in joint arrangements
Joint arrangements at Dec. 31, 2024, included the following:

Joint operations	Segment	Ownership (per cent)	Description
Goldfields Power	Gas	50	Gas-fired facility in Western Australia operated by TransAlta
Fort Saskatchewan	Gas	60	Cogeneration facility in Alberta, of which TA Cogen has a 60 per cent interest, operated by TransAlta
Fortescue River Gas Pipeline	Gas	43	Natural gas pipeline in Western Australia, operated by DBP Development Group
McBride Lake	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Soderglen	Wind and Solar	50	Wind generation facility in Alberta operated by TransAlta
Pingston	Hydro	50	Hydro facility in British Columbia operated by TransAlta
Joffre(1)	Gas	40	Cogeneration plant in Alberta operated by TransAlta
McMahon(1)	Gas	50	Cogeneration plant in British Columbia operated by TransAlta
Primrose(1)	Gas	50	Cogeneration plant in Alberta operated by TransAlta
Rainbow Lake(1)(2)	Gas	50	Cogeneration plant in Alberta operated by TransAlta
(1)The Company holds interest through its acquisition of Heartland. Refer to Note 4.
(2)The Company agreed to divest its interest in the Rainbow Lake facility to meet the requirements of the federal Competition Bureau, following the closing of the acquisition. As at Dec. 31, 2024 the Rainbow Lake facility is classified as part of a disposal group held for sale. Refer to Note 18.

Joint venture	Segment	Ownership (per cent)	Description
Skookumchuck	Wind and Solar	49	Wind generation facility in Washington operated by Southern Power
Tent Mountain	Hydro	60	Pumped hydro energy storage development project in Alberta